Unaudited Interim Condensed Consolidated Statement of Financial Position (Parentheticals)	Sep. 30, 2025 RM / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 RM / shares shares
Statement of financial position [abstract]
Share capital, shares issued	10,800,000	10,800,000	10,800,000
Share capital, shares outstanding	10,800,000	10,800,000	10,800,000
Share capital, par value (in Ringgits per share and Dollars per share) | (per share)
Share capital, shares authorized	unlimited	unlimited	unlimited
Ordinary shares, shares issued	1,950,000	1,950,000	1,950,000
Ordinary shares, par value (in Ringgits per share and Dollars per share) | (per share)